Insurance - Summary of Analysis of Insurance Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Insurances [Abstract]
Revenue from insurance activities	$ 23	$ 21	$ 15
Insurance expenses (inclusive of overhead costs)	(29)	(23)
Insurance result	$ (6)	$ (2)